Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 27, 2012
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2012
Pring Turner Dow Jones Business Cycle ETF (Prospectus Summary) | Pring Turner Dow Jones Business Cycle ETF | Pring Turner Dow Jones Business Cycle ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBIZ